ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business description	KB Global Holdings Limited (the “Company”) is incorporated in the Cayman Islands on 17 November 2017 with the authorized capital of 5 billion ordinary shares, par value of $0.00001 per share.